Accrued Liabilities (Details 1) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Acquisition Payable	$ 413,152	$ 152,500
Cygnet [Member]
Acquisition Payable	$ 413,152	$ 152,500